Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets [Abstract]
Cash and due from banks	S/ 17,104,465	S/ 18,765,482
Inter-bank funds	30,002	18,105
Investments at amortized cost	64,217,975	62,684,768
Loans and receivables	43,005,583	40,519,423
Other assets	1,887,454	1,355,029
Total assets	89,953,909	88,236,029
Financial Liabilities [Abstract]
Deposits and obligations	48,897,944	47,149,275
Due to banks and correspondents	8,522,849	9,660,877
Inter-bank funds	0	28,971
Bonds, notes and other obligations	8,389,672	7,778,751
Insurance contract liabilities	11,958,058	12,501,723
Other liabilities	2,477,601	2,146,152
Total equity, net	9,555,362	8,953,949	S/ 8,903,448	S/ 7,088,476
Total liabilities and equity, net	89,953,909	88,236,029
Off- balance sheet accounts
Derivatives held as assets	478,822	161,824
Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	17,104,465	18,765,482
Inter-bank funds	30,002	18,105
Investments at fair value through other comprehensive income	18,544,993	19,527,040
Investments at amortized cost	3,296,030	2,707,298
Loans and receivables	43,005,583	40,519,423
Other assets	4,952,026	4,422,479
Total assets	86,933,099	85,959,827
Financial Liabilities [Abstract]
Deposits and obligations	48,897,944	47,149,275
Due to banks and correspondents	8,522,849	9,660,877
Inter-bank funds	0	28,971
Bonds, notes and other obligations	8,389,672	7,778,751
Insurance contract liabilities	11,958,058	12,501,723
Other liabilities	2,216,227	1,891,157
Total equity, net	9,555,362	8,953,949
Total liabilities and equity, net	89,540,112	87,964,703
Off- balance sheet accounts
Derivatives held as assets	2,357,967	2,140,011
Derivatives held as liabilities	2,357,967	2,140,011
Marginal gap	(2,607,013)	(2,004,877)
Mining rights [member] | Noninterest Bearing Financial Instruments [Member]
Financial Assets [Abstract]
Cash and due from banks	3,931,419	3,397,663
Investments at fair value through other comprehensive income	623,718	1,373,548
Loans and receivables	457,457	1,602,308
Other assets	4,045,772	3,925,856
Total assets	8,143,452	7,094,759
Financial Liabilities [Abstract]
Deposits and obligations	9,270,255	9,354,487
Other liabilities	1,754,817	1,512,647
Total equity, net	9,555,362	8,953,949
Total liabilities and equity, net	20,580,434	19,821,083
Off- balance sheet accounts
Derivatives held as assets	599,700	543,150
Net Derivative Financial Assets And Liabilities Held For Hedging	599,700	543,150
Marginal gap	(11,837,282)	(12,183,174)
Cumulative gap	(2,607,013)	(2,004,877)
Up to 1 month [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	11,898,425	14,634,893
Inter-bank funds	30,002	18,105
Investments at fair value through other comprehensive income	714,470	881,907
Loans and receivables	3,056,324	3,169,078
Other assets	202,455	81,455
Total assets	15,901,676	18,785,438
Financial Liabilities [Abstract]
Deposits and obligations	33,250,863	31,165,789
Due to banks and correspondents	587,776	313,610
Inter-bank funds	0	28,971
Bonds, notes and other obligations	213,362	363,432
Insurance contract liabilities	93,427	88,452
Other liabilities	114,629	96,267
Total liabilities and equity, net	34,260,057	32,056,521
Off- balance sheet accounts
Marginal gap	(18,358,381)	(13,271,083)
Cumulative gap	(18,358,381)	(13,271,083)
From 1 to 3 months [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	1,025,641	194,871
Investments at fair value through other comprehensive income	1,037,091	228,550
Investments at amortized cost	70,856	56,368
Loans and receivables	6,033,992	4,399,328
Other assets	138,208	129,760
Total assets	8,305,788	5,008,877
Financial Liabilities [Abstract]
Deposits and obligations	2,205,564	2,208,550
Due to banks and correspondents	685,191	651,621
Bonds, notes and other obligations	27,690	23,403
Insurance contract liabilities	183,175	173,892
Other liabilities	131,645	68,062
Total liabilities and equity, net	3,233,265	3,125,528
Off- balance sheet accounts
Marginal gap	5,072,523	1,883,349
Cumulative gap	(13,285,858)	(11,387,734)
From 3 months to 1 year [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	188,458	131,924
Investments at fair value through other comprehensive income	334,042	310,640
Loans and receivables	10,498,942	9,685,594
Other assets	67,572	23,453
Total assets	11,089,014	10,151,611
Financial Liabilities [Abstract]
Deposits and obligations	3,540,717	3,604,421
Due to banks and correspondents	1,795,332	932,139
Bonds, notes and other obligations	165,171	25,122
Insurance contract liabilities	810,746	773,570
Other liabilities	92,945	60,017
Total liabilities and equity, net	6,404,911	5,395,269
Off- balance sheet accounts
Marginal gap	4,684,103	4,756,341
Cumulative gap	(8,601,755)	(6,631,393)
From 1 to 5 years [member] | Mining rights [member]
Financial Assets [Abstract]
Cash and due from banks	60,522	406,131
Investments at fair value through other comprehensive income	4,339,422	2,751,911
Investments at amortized cost	1,600,220	1,151,355
Loans and receivables	18,122,112	19,731,211
Other assets	497,774	261,618
Total assets	24,620,050	24,302,226
Financial Liabilities [Abstract]
Deposits and obligations	369,270	543,414
Due to banks and correspondents	4,488,578	6,886,860
Bonds, notes and other obligations	6,546,370	4,325,714
Insurance contract liabilities	3,752,061	3,485,680
Other liabilities	108,032	124,526
Total liabilities and equity, net	15,264,311	15,366,194
Off- balance sheet accounts
Derivatives held as assets	1,758,267	1,596,861
Derivatives held as liabilities	1,758,267	1,596,861
Marginal gap	9,355,739	8,936,032
Cumulative gap	753,984	2,304,639
From 5 years onwards [member] | Mining rights [member]
Financial Assets [Abstract]
Investments at fair value through other comprehensive income	11,496,250	13,980,484
Investments at amortized cost	1,624,954	1,499,575
Loans and receivables	5,751,670	5,136,520
Other assets	245	337
Total assets	18,873,119	20,616,916
Financial Liabilities [Abstract]
Deposits and obligations	261,275	272,614
Due to banks and correspondents	965,972	876,647
Bonds, notes and other obligations	1,437,079	3,041,080
Insurance contract liabilities	7,118,649	7,980,129
Other liabilities	14,159	29,638
Total liabilities and equity, net	9,797,134	12,200,108
Off- balance sheet accounts
Derivatives held as liabilities	599,700	543,150
Net Derivative Financial Assets And Liabilities Held For Hedging	(599,700)	(543,150)
Marginal gap	8,476,285	7,873,658
Cumulative gap	S/ 9,230,269	S/ 10,178,297